Parent Investment (Details) - OceanPal Inc. Predecessor - USD ($)	11 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital contribution	$ 3,200,000	$ (3,196,728)	$ 4,235,856	$ (1,504,222)
Amount of parent investment		$ 0